THE ADVISORS' INNER CIRCLE FUND

                         ALPHAONE MICRO CAP EQUITY FUND

                        SUPPLEMENT DATED MARCH 27, 2015
                                     TO THE
                         PROSPECTUS DATED MARCH 1, 2015
                               (THE "PROSPECTUS")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
     THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective immediately, AlphaOne Investment Services, LLC's (the "Adviser") address is changed to: 789 E Lancaster Ave, Suite 120, Villanova, PA 19085. Accordingly, all references to the Adviser's previous address in the Prospectus are removed and replaced with the above address.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 ACP-SK-015-0100
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                        THE ADVISORS' INNER CIRCLE FUND

                         ALPHAONE MICRO CAP EQUITY FUND

                        SUPPLEMENT DATED MARCH 27, 2015
                                     TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2015
                                  (THE "SAI")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
            THE SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

Effective immediately, the last sentence of the first paragraph of the section titled "The Adviser" on page S-27 of the SAI is removed and replaced with: The Adviser's principal place of business is located at 789 E Lancaster Ave, Suite 120, Villanova, PA 19085.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 ACP-SK-016-0100